DEBT	6 Months Ended
Jun. 30, 2019
DEBT
DEBT

NOTE 8—DEBT

EB‑5 LOAN

In September 2016, pursuant to the U.S. government’s Immigrant Investor Program, commonly known as the EB‑5 program (the “EB‑5 Program”), the Company entered into an arrangement to borrow up to $10.0 million from EB5 Life Sciences, L.P. (the “Lender”) in $0.5 million increments. Borrowing may be limited by the amount of funds raised by the Lender and are subject to certain job creation requirements by the Company. Borrowings are at a fixed interest rate of 4.0% and are to be utilized in the clinical development, manufacturing, and commercialization of the Company’s products and for the general working capital needs of the Company. Outstanding borrowings pursuant to the EB‑5 Program become due upon the seventh anniversary of the final disbursement. Amounts repaid cannot be re‑borrowed.

In September 2016, $0.5 million was borrowed by the Company followed by another borrowing of $0.5 million in December 2016. Issuance costs for these borrowings totaled $103,887. At June 30, 2019, there is $1.0 million of principal outstanding which has accrued interest of approximately $10,000 during the three months ended June 30, 2019 and 2018, respectively, and $20,000 during the six months ended June 30, 2019 and 2018. As of June 30, 2019, total accrued interest is approximately $107,000. As of June 30, 2019, and December 31, 2018, the Company believes the fair value of the EB‑5  Note approximates its carrying value due to the nature of the loan and the similarity between the interest rate on the Note and prevailing interest rates.

The EB‑5  Note is secured by substantially all assets of the Company, except for any patents, patent applications, pending patents, patent license, patent sublicense, trademarks, and other intellectual property rights.

Amortization expense amounted to approximately $3,710 for the three months ended June 30, 2019 and 2018, and approximately $7,421 for the six months ended June 30, 2019 and 2018, and is included in interest expense.

Convertible Notes

During the year ended December 31, 2018, the Company issued convertible notes (the “Notes”) to existing stockholders in the Company, including $3.35 million to board members. At issuance, the following amounts were recorded:

			Fair Value of
	Note	Fair Value of	Change in	Debt	Carrying
	Principal	Conversion	Control	Issuance	Amount of
Note Issuance Date	Amount	Feature	Feature	Costs	the Note	Maturity Date
January 2018	$5,000,000	$(2,579,074)	$(78,637)	$(35,969)	$2,306,320	July 2019
June 2018	1,000,000	(714,041)	(10,175)	(3,000)	272,784	Dec. 2019
November 2018	1,150,400	—	(21,127)	(50,646)	1,078,627	May 2020
December 2018	150,000	—	(2,857)	(14,310)	132,833	May 2020
Total	$7,300,400	$(3,293,115)	$(112,796)	$(103,925)	$3,790,564

During the six months ended June 30, 2019, the Company issued convertible notes (the “Notes”) to existing stockholders in the Company, including $0.1 million to a board member. At issuance, the following amounts were recorded:

			Fair Value of
	Note	Fair Value of	Change in	Debt	Carrying
	Principal	Conversion	Control	Issuance	Amount of
Note Issuance Date	Amount	Feature	Feature	Costs	the Note	Maturity Date
January 2019	$450,000	$(172,227)	$(10,655)	$(29,358)	$237,760	May 2020
February 2019	1,000,000	(284,448)	(17,931)	(55,875)	641,746	June 2020
Total	$1,450,000	$(456,675)	$(28,586)	$(85,233)	$879,506

All Notes accrued interest at a rate of 5% per annum and have scheduled maturity date on the eighteenth month anniversary of the date of the issuance of the Notes (the Maturity Date”). If prior to the Maturity Date, there is a consummation of the sale of all or substantially all of the assets of the Company, change in control or event of default, the Notes becomes due and payable at an amount equal to 1.5 times the principal amount of the Notes together with all accrued interest (the “Change in Control Feature”).

With regards to the notes issued in January 2018 and June 2018, if the Company receives equity financing from the issuance of stock of the Company from an investor or group of investors in a transaction or series of related transactions resulting in gross proceeds to the Company of at least $15.0 million (the “Financing Transaction”), including the conversion of these Notes, the principal amount and all interest accrued but not paid through the closing date of the equity financing shall automatically convert into the same class of equity securities as those issued in the equity financing at a price per share equal to a 30% discount to the lowest price per share being paid by investors in the equity financing (the “Conversion Feature”).

With regards to the notes issued in November 2018 and December 2018 notes, if the Company receives equity financing from the issuance of stock of the Company from an investor or group of investors in a transaction or series of related transactions resulting in gross proceeds to the Company of at least $4.0 million (the “Financing Transaction”), including the conversion of these Notes, the principal amount and all interest accrued but not paid through the closing date of the equity financing shall automatically convert into the same class of equity securities as those issued in the equity financing at a price per share equal to the lowest price per share being paid by investors in the equity financing.

With regards to the notes issued in January 2019 and February 2019, if the Company receives equity financing from the issuance of stock of the Company from an investor or group of investors in a transaction or series of related transactions resulting in gross proceeds to the Company of at least $10.0 million (the “Financing Transaction”), including the conversion of these Notes, the principal amount and all interest accrued but not paid through the closing date of the equity financing shall automatically convert into the same class of equity securities as those issued in the equity financing at a price per share equal to a 15% discount to the lowest price per share being paid by investors in the equity financing (the “Conversion Feature”).

The Company bifurcated the Conversion Feature for the January 2018, June 2018, January 2019, and February 2019 notes and classified it as a derivative liability because the Conversion Feature does not have a fixed conversion price and conversion will be settled in a variable number of common shares. There is no bifurcated conversion feature for the November 2018 and December 2018 notes as there is no discount to the lowest equity price triggering conversion.

The Company also bifurcated the Change in Control Feature for all of the notes because it was determined to be a redemption feature not clearly and closely related to the debt host. The fair value of both of these embedded features accounted for as a derivative liability is recorded as a discount on the Notes. The debt discount is accreted into interest expense over the expected time until conversion of the Notes. The accretion amounted to $36,827 and $1,146,217 in the three months ending June 30, 2019 and June 30, 2018, and $502,013 and $1,876,773, in the six months ending June 30, 2019 and June 30, 2018, respectively.

The fair value of the derivative liability for the embedded features was classified as a liability in the Company’s Consolidated Balance Sheets at issuance, with subsequent changes in fair value during the three and six months ended June 30, 2019 and June 30, 2018 recorded on the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss as Change in fair value of derivative liabilities.

		Change in
	Conversion	Control
	feature	feature
Balance at January 1, 2019	$1,623,009	$118,213
Fair value at issuance — January 2019 notes	172,227	10,655
Fair value at issuance — February 2019 notes	284,448	17,931
Change in fair value of embedded derivatives	1,531,221	(146,799)
Balance at April 5, 2019	$3,610,905	$—

On April 5, 2019, debt related to the derivative liability was converted into equity, therefore, no derivative liabilities related to these notes exist as of June 30, 2019.

For purposes of estimating the fair market value of the embedded features, the Company used a with and without model. The significant assumptions used in the valuation model are level 3 inputs and are as follows:

Conversion feature – Crossover Triggered:

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At Issuance	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.49	0.17	—	—	0.02	0.02
Probability of conversion	80%	75%	—	—	60%	60%

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At December 31, 2018	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.02	0.02	—	—	—	—
Probability of conversion	60%	60%	—	—	—	—

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At March 31, 2019	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.02	0.02	—	—	0.02	0.02
Probability of conversion	0%	0%	—	—	0%	0%

Conversion feature – IPO Triggered / Reverse Merger/Qualified Financing Triggered:

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At Issuance	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	—	—	—	—	0.25	0.18
Probability of conversion	—	—	—	—	20%	20%

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At December 31, 2018	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.33	0.33	—	—	—	—
Probability of conversion	20%	20%	—	—	—	—

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At March 31, 2019	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.08	0.08	—	—	0.08	0.08
Probability of conversion	80%	80%	—	—	80%	80%

Change in Control feature:

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At Issuance	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	1.24	0.83	0.47	0.38	0.33	0.33
Probability of conversion	3%	3%	3%	3%	3%	3%

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At December 31, 2018	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.41	0.41	0.41	0.41	—	—
Probability of conversion	3%	3%	3%	3%	—	—

	Jan	Jun	Nov	Dec	Jan	Feb
	2018	2018	2018	2018	2019	2019
At March 31, 2019	Notes	Notes	Notes	Notes	Notes	Notes
Time until expected conversion (in years)	0.17	0.17	0.17	0.17	0.17	0.17
Probability of conversion	3%	3%	3%	3%	3%	3%

The Company considered several possible outcomes in the likelihood and timing of a qualified financing and/or a change in control occurring that would trigger conversion or redemption and believes the amounts disclosed above and utilized in the valuation are the best estimates of such amounts at each valuation date. The possible outcomes are impacted by the Company’s current capital raising plans and its need for additional funding to continue its development efforts. These assumptions are updated each reporting period.

Debt issuance costs incurred related to the issuance of the January 2019 and February 2019 notes were $85,233 and accounted for as debt discount and amortized over the period until expected conversion. This accretion amounted to $1,354 and $14,084 in the three months ending June 30, 2019 and June 30, 2018, and $115,744 and $26,083, in the six months ending June 30, 2019 and June 30, 2018, respectively.

As a result of the Subscription Agreement transaction (Note 7), with regards to the January 2018,  June 2018,  January 2019, and February 2019 notes, the triggers for conversion met were an equity financing and $10.0 million of gross proceeds from an investor or group of investors. With regards to the November 2018 and December 2018 notes, the triggers met were an equity financing and $4.0 million of gross proceeds from an investor or group of investors.

Subsequently, on April 5, 2019, the notes converted with a discount of 30%, which is consistent with the notes issued in January 2018 and June 2018, however, differs from the 0% discount on the November 2018 and December 2018 notes and the 15% on the January 2019 and February 2019 notes. This modification to change the discount on common stock from 15% to 30% occurred at the time of conversion. To account for this transaction, the Company issued 2,195,157 shares of common stock at 30% discount at $4.165 per share on the date of conversion to extinguish the debt and resulted in a loss of $0.3 million. This non-cash transaction resulted in an increase of $13.0 million in Additional paid-in capital and the conversion was based on the principal balance outstanding and the unpaid interest

Senior Secured Convertible Notes

On May 21, 2019, the Company issued senior secured convertible notes (the “Senior Notes”) to unrelated third parties for $2.415 million of the $25.0 million (see note 11) at an original issue discount of $465,000. The Senior Notes are securitized against the intellectual property of the Company. If the proposed Merger (Note 11) is completed, immediately prior to the Effective Time, the Company will offset $2.4 million from the remaining amount to be received from the investors under the Financing SPA (defined in Note 11) and the Senior Notes will be deemed to have been repaid and cancelled. If the proposed Merger is not completed, the Company may be required to pay the note holders $2.4 million.

The holders of the notes also have an option to convert Senior Notes into common shares at a price per share equal to $10.8 per share at any time after the issuance date. The conversion amount includes unpaid principal, interest, and any late fees. The Company has assessed this conversion feature and determined that the related value associated with the conversion feature is not material for further considerations.

The Company bifurcated the redemption feature upon default and classified it as a derivative liability because of the redemption upon default at 1.35 times principal and unpaid interest.

For purposes of estimating the fair market value of the embedded redemption feature, the Company used a with and without model. The fair value of the embedded derivative was $41,398 and $42,073, as of May 21, 2019 and June 30, 2019, respectively. At issuance, the following amounts were recorded:

	Note	Fair Value of	Original	Debt	Carrying
	Principal	Redemption	Issue	Issuance	Amount of
Note Issuance Date	Amount	Feature	Discount	Costs	the Note	Maturity Date
May 2019	$2,415,000	$(41,398)	(465,000)	(13,969)	$1,894,633	September 2019

The Company considered several possible outcomes in the likelihood and timing of a qualified financing and/or a default occurring that would trigger redemption and believes the amounts utilized in the valuation are the best estimates of such amounts at each valuation date. The possible outcomes are impacted by the Company’s current capital raising plans and its need for additional funding to continue its development efforts. These assumptions are updated each reporting period.

The accretion of the original issue discount amounted to $152,459 during the six months ending June 30, 2019.

Convertible Promissory Notes

On April 4, 2019, the Company issued the convertible promissory note (the “Promissory Note”) to existing stockholder for $900,000 at 5% interest rate per annum. The Promissory note matures at earlier of (a) sale of substantially off of the assets of the Company, (b) the consummation of a reorganization, merger, or consolidation of the Company with another entity or a person, (c) upon a change in control, or (d) July 30, 2019. The agreement also provides holder an option to convert the Promissory Note into common stock at a price per share equal to $5.95.

The Company bifurcated the redemption feature and classified it as a derivative liability because of the redemption upon a change in control at 1.5 times principal and unpaid interest. The Company bifurcated the change in control feature because it was determined to be a redemption feature not clearly and closely related to the debt host.

For purposes of estimating the fair market value of the embedded feature, the Company used a with and without model. The fair value of the embedded derivative was $18,053 and $9,111, as of April 4, 2019 and May 16, 2019 respectively.  At issuance, the following amounts were recorded:

	Note	Fair Value of	Carrying
	Principal	Redemption	Amount of
Note Issuance Date	Amount	Feature	the Note	Conversion Date
April 2019	$900,000	$(18,053)	$881,947	May 2019

The Company considered several possible outcomes in the likelihood and timing of  and/or a change in control occurring that would trigger redemption and believes the amounts utilized in the valuation are the best estimates of such amounts at each valuation date. The possible outcomes are impacted by the Company’s current capital raising plans and its need for additional funding to continue its development efforts. These assumptions are updated each reporting period.

Subsequently, on May 16, 2019, the Promissory Note was converted into equity. The Company issued 152,521 shares of common stock at the conversion date to extinguish the debt at $5.95 per share. This non-cash transaction resulted in an increase of $0.9 million in Additional paid-in capital and the conversion was based on the principal balance outstanding and the unpaid interest.